Group Subsidiaries and Holdings (Details)		1 Months Ended
	Dec. 31, 2022	Apr. 30, 2021	Feb. 29, 2016
AAPM Sarl
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrazeneca S.A. Argentina
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma Argentina SRL
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Holdings Pty Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca PTY Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharmaceuticals Australasia Pty Ltd
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
LogicBio Australia Pty Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Osterreich GmbH
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma Austria GmbH
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Portola sterreich GmbH (in liquidation)
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca S.A. / N.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma Belgium Sprl
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Services Europe Srl
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Bermuda Holding ULC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Bermuda Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Bermuda Partners LP
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca do Brasil Limitada
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Farmacutica Amrica Latina Servios de Administrao de Vendas Ltda.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Servios e Farmacutica do Brasil Ltda
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Bulgaria EOOD
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Canada Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma Canada Corporation
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AZ Reinsurance Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrazeneca S.A. Chile
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Farmaceutica Chile Limitada
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceuticals Co., Limited.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca (Wuxi) Trading Co. Ltd
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Investment (China) Co. Ltd
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceutical (China)Co. Ltd
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharma (Beijing) Co., Ltd.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Guangzhou AstraZeneca Pharmaceutical Co., Ltd.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Investment Consulting (Wuxi) Co., Ltd
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceutical (Hangzhou) Co., Ltd
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Global R&D (China) Co., Ltd
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceutical (Chengdu) Co., Ltd.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceutical (Shanghai) Co., Ltd
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharmaceuticals (Shanghai) Company Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Colombia S.A.S.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma Colombia S.A.S.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca CAMCAR Costa Rica, S.A.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca d.o.o.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Czech Republic, s.r.o.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma Czech s.r.o.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca A/S
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Egypt for Pharmaceutical Industries SAE
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Egypt LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Drimex LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Eesti OU
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca OY.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca S.A.S.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Reims Production SAS
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Dunkerque Production SCS
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Europe S.A.S.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma France S.A.S.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrazeneca Holding GmbH
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca GmbH
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Sofotec GmbH
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Computational Pathology GmbH
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Portolo FRG GmbH
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma Germany GmbH
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca S.A. Greece
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Hong Kong Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Kft
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrazeneca India Private Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Business Services Private Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pars Company
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceuticals (Ireland) Designated Activity Company
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma Holding Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma International Operations Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma Development Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Israel Ltd
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma Israel Ltd
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Simesa SpA
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca SpA
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma Italy Srl
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca K.K.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma GK
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceuticals Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Latvija SIA
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Lietuva UAB
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Luxembourg S.A.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Asia-Pacific Business Services Sdn Bhd
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Sdn Bhd
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Health Care Division, S.A. de C.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca, S.A. de C.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma Mexico S. de R.L. de C.V
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Maroc SARLAU
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca B.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Continent B.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Gamma B.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Holdings B.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Jota B.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Rho B.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Sigma B.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrazeneca Treasury B. V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Zeta B.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Nijmegen B.V
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Acerta Pharma
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%	45.00%	55.00%
Aspire Therapeutics B.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Portola Netherlands B.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma Netherlands B.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Holding B.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma Foreign Holdings, B.V.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Nigeria Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca AS
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrazeneca Pharmaceuticals Pakistan (Private) Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca CAMCAR, S.A.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Peru S.A.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceuticals (Phils.) Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharma Poland Sp.z.o.o.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma Poland Sp.z.o.o.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astra Alpha Produtos Farmaceuticos Lda
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Produtos Farmaceuticos Lda
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Novastra Promocao e Comercio Farmaceutico Lda
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Novastuart Produtos Farmaceuticos Lda
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Stuart-Produtos Farmaceuticos Lda
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Zeneca Epsilon - Produtos Farmaceuticos Lda
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Zenecapharma Produtos Farmaceuticos, Unipessoal Lda
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
IPR Pharmaceuticals, Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharma S.R.L.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Industries, LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceuticals, LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma OOO LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Singapore Pte Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceuticals (Pty) Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Korea Co. Ltd
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma Korea LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Farmaceutica Holding Spain, S.A.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Farmaceutica Spain S.A.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Laboratorio Beta, S.A.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Laboratorio Lailan, S.A.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Laboratorio Tau S.A.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Fundacin AstraZeneca
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma Spain S.L.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astra Export & Trading Aktiebolag
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astra Lakemedel Aktiebolag
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca AB
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Biotech AB
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca BioVentureHub AB
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrazeneca Holding Aktiebolag
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrazeneca International Holdings Aktiebolag
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Nordic AB
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceuticals Aktiebolag
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Sodertalje 2 AB
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Stuart Pharma Aktiebolag
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Tika Lakemedel Aktiebolag
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Aktiebolaget Hassle
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Symbicom Aktiebolag
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astra Tech International Aktiebolag
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma Nordics Holding AB
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma Nordics AB
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca AG
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Spirogen Sarl
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Portola Schweiz GmbH
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma GmbH
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrazeneca Taiwan Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma Taiwan Ltd
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca (Thailand) Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Tunisie SaRL
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Ilac Sanayi ve Ticaret Limited Sirketi
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Zeneca Ilac Sanayi Ve Ticaret Anonim Sirketi
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Ilac Ticaret Limited Sirketi
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Ukraina LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca FZ-LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma Middle East FZ-LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Ardea Biosciences Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Arrow Therapeutics Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astra Pharmaceuticals Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrapharm
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca China UK Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Death In Service Trustee Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Employee Share Trust Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Finance Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrazeneca Intermediate Holdings Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Investments Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Japan Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Nominees Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Quest Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Share Trust Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Sweden Investments Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrazeneca Treasury Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca UK Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrazeneca US Investments Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AZENCO2 Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AZENCO4 Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Cambridge Antibody Technology Group Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
KuDOS Horsham Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
KuDOS Pharmaceuticals Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Zenco (No 8) Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Zeneca Finance (Netherlands) Company
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
MedImmune Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
MedImmune U.K. Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Syntimmune Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma UK Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Portola Pharma UK Limited (in liquidation)
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Amylin Ohio LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Amylin Pharmaceuticals LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Collaboration Ventures LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharmaceuticals, LP
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Atkemix Nine Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Atkemix Ten Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
BMS Holdco Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Corpus Christi Holdings Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Omthera Pharmaceuticals, Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Optein Inc
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Stauffer Management Company, LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Zeneca Holdings Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Zeneca, Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Zeneca Wilmington Inc
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Finance LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Finance and Holdings Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Namor Merger Sub, Inc
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Ardea Biosciences, Inc
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
ZS Pharma Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AlphaCore Pharma LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AZ-Mont Insurance Company
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
MedImmune, LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
MedImmune Ventures, Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Pearl Therapeutics, Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Caelum Biosciences
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Services Latin America Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Portola USA, Inc
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Portola Pharmaceuticals LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Achillion Pharmaceuticals Inc,
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Delaware Holding LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharma LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion Pharmaceuticals, Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Syntimmune, Inc
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Alexion US1 LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Savoy Therapeutics Corp
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Wilson Therapeutics USA, Inc.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
TeneoTwo, Inc
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
LogicBio Therapeutics, Inc
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Acerta Pharma LLC
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
LogicBio Securities Corporation
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca S.A. Uruguay
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Venezuela S.A.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Gotland Pharma S.A.
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
Astrazeneca Vietnam Company Limited
Subsidiaries
Percentage of equity owned in subsidiaries	100.00%
AstraZeneca Pharma India Limited
Subsidiaries
Percentage of equity owned in subsidiaries	75.00%
P.T. AstraZeneca Indonesia
Subsidiaries
Percentage of equity owned in subsidiaries	95.00%